Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) railcar Towboat	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Expected operating lease payments [Abstract]
Year ending Dec. 31, 2017	$ 6,820
Year ending Dec. 31, 2018	3,252
Year ending Dec. 31, 2019	2,823
Year ending Dec. 31, 2020	2,801
Year ending Dec. 31, 2021	2,396
Thereafter	3,301
Total operating lease payments	21,393
Operating leases, additional disclosures [Abstract]
Lease expenses recognized	9,000	$ 9,400	$ 9,400
Cleco Power [Member]
Expected operating lease payments [Abstract]
Year ending Dec. 31, 2017	6,505
Year ending Dec. 31, 2018	2,939
Year ending Dec. 31, 2019	2,823
Year ending Dec. 31, 2020	2,801
Year ending Dec. 31, 2021	2,396
Thereafter	3,301
Total operating lease payments	$ 20,765
Cleco Power [Member] | Utility System [Member]
Operating leases, additional disclosures [Abstract]
Term of operating lease (in years)	10 years
Cleco Power [Member] | Utility System 2 [Member]
Operating leases, additional disclosures [Abstract]
Term of operating lease (in years)	10 years
Cleco Power [Member] | Utility System 3 [Member]
Operating leases, additional disclosures [Abstract]
Term of operating lease (in years)	27 years
Cleco Power [Member] | Railroad Transportation Equipment [Member]
Operating leases, additional disclosures [Abstract]
Number of railcars | railcar	231
Cleco Power [Member] | Railcars Group 1 [Member]
Operating leases, additional disclosures [Abstract]
Number of railcars | railcar	115
Cleco Power [Member] | Railcars Group 2 [Member]
Operating leases, additional disclosures [Abstract]
Number of railcars | railcar	116
Cleco Power [Member] | Maritime Equipment [Member]
Operating leases, additional disclosures [Abstract]
Number of Towboats | Towboat	3
Cleco Holdings [Member]
Expected operating lease payments [Abstract]
Year ending Dec. 31, 2017	$ 315
Year ending Dec. 31, 2018	313
Year ending Dec. 31, 2019	0
Year ending Dec. 31, 2020	0
Year ending Dec. 31, 2021	0
Thereafter	0
Total operating lease payments	$ 628